Equity - Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash dividends [Member]
Appropriations of earnings	$ 40,339	$ 38,787	$ 36,910
Cash dividends per share	$ 5.2	$ 5	$ 4.758
Reversal of Special Reserve [Member]
Appropriations of earnings		$ 0	$ (223)